LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

10. LEASES

The Group has operating leases primarily for office space, parking lots and warehouse after relocation of their principal office since August 2019. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and excludes lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Operating lease costs are recognized on a straight-line basis over the lease term. The prepaid rental expense recorded in operating lease right-of-use assets amounting to nil and nil as of December 31, 2020 and 2021, respectively.

The items related to operating lease in the consolidated balance sheets are summarized below:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	5,149,090	6,363,724	998,607
Operating lease liabilities-current portion	3,787,210	4,306,738	675,821
Operating lease liabilities-non-current portion	2,464,495	2,567,342	402,872

Lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is summarized as follows:

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2020	December 31, 2021	December 31, 2021
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	3,539,374	4,220,789	662,334
Cost of other leases with terms less than one year	Operating expenses	67,281	62,430	9,797
Total		3,606,655	4,283,219	672,131

Maturities of operating lease liabilities are as follows:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Due within one year	3,995,768	4,511,953	708,024
Due in the second year	2,502,839	1,780,332	279,373
Due in the third year	—	882,132	138,426
Total lease payments	6,498,607	7,174,417	1,125,823
Less: imputed interest	(246,902)	(300,337)	(47,129)
Total	6,251,705	6,874,080	1,078,694

The following table summarizes the lease term and discount rate for the Company’s operating lease as of December 31, 2021:

Operating Lease
Weighted average remaining lease term (in years)	1.25
Weighted average discount rate	4.65%

As of December 31, 2021, the Group does not have significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental cash flow information related to operating leases is as follows:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	2,842,464	4,813,050	755,273